Customer deposits	12 Months Ended
Dec. 31, 2014
Customer deposits [Abstract]
Customer deposits

14. Customer deposits

Customer deposits consisted of amounts received from customers for the pre-sale of residential units in the PRC.

	December 31, 2013	December 31, 2014
	US$	US$
Advances for real estate properties under development	846,248,749	1,021,782,194
Add: increase in revenue recognized in excess of amounts received from customers	4,120,798	6,346,284
Less: recognized as progress billings (see Note 4)	(775,084,144)	(920,965,080)

Total net balance	75,285,403	107,163,398

Customer deposits are typically funded up to 40% - 80% by mortgage loans made by banks to the customers. Until the customer obtains legal title to the property, the banks have a right to seek reimbursement from the Group for any defaults by the customers. The Group holds certain cash balances in restricted cash accounts at the relevant banks (see Note 2 (f)). The Group, in turn, has a right to withhold transfer of title to the customer until outstanding amounts are fully settled.